UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q
                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file Number 811-568

The Value Line Fund, Inc.
-------------------------
(Exact name of registrant as specified in charter)

220 East 42nd Street, New York, NY 10017
----------------------------------------

David T. Henigson
-----------------
(Name and address of agent for service)

Registrant's telephone number, including area code: 212-907-1500

Date of fiscal year end: December 31, 2006

Date of reporting period: September 30, 2006

Item 1: Schedule of Investments.

      A copy of Schedule of Investments for the period ended 9/30/06 is included with this Form.

                                                       The Value Line Fund, Inc.

--------------------------------------------------------------------------------
Schedule of Investments (unaudited)                           September 30, 2006
--------------------------------------------------------------------------------

   Shares                                                                Value
--------------------------------------------------------------------------------
COMMON STOCKS  (97.2%)
                 AEROSPACE/DEFENSE  (0.8%)
      18,000     Lockheed Martin Corp.                             $  1,549,080
                 AIR TRANSPORT  (2.4%)
      61,000     Continental Airlines, Inc. Class B*                  1,726,910
     183,000     Midwest Air Group, Inc. *                            1,442,040
      89,000     Southwest Airlines Co.                               1,482,740
                                                                   ------------
                                                                      4,651,690
                 APPAREL  (0.9%)
      37,000     Guess?, Inc. *                                       1,795,610
                 BANK  (1.7%)
      37,000     JPMorgan Chase & Co.                                 1,737,520
      53,000     Synovus Financial Corp.                              1,556,610
                                                                   ------------
                                                                      3,294,130
                 BANK - MIDWEST  (0.7%)
      27,000     Hancock Holding Co.                                  1,445,850
                 BEVERAGE - SOFT DRINK  (0.8%)
      50,000     Hansen Natural Corp. *                               1,624,000
                 BIOTECHNOLOGY  (0.8%)
      22,000     Amgen, Inc. *                                        1,573,660
                 CABLE TV  (2.3%)
      31,000     Comcast Corp. Class A*                               1,141,110
     166,000     DIRECTV Group, Inc. (The) *                          3,266,880
                                                                   ------------
                                                                      4,407,990
                 CHEMICAL - SPECIALTY  (1.6%)
     100,000     Hercules, Inc. *                                     1,577,000
      28,000     Sherwin-Williams Co. (The)                           1,561,840
                                                                   ------------
                                                                      3,138,840
                 COMPUTER & PERIPHERALS  (1.1%)
      61,000     Hewlett-Packard Co.                                  2,238,090
                 COMPUTER SOFTWARE & SERVICES  (6.7%)
      58,000     BMC Software, Inc. *                                 1,578,760
      26,000     Cognizant Technology Solutions Corp. Class A *       1,925,560
      36,000     Infosys Technologies Ltd. ADR                        1,718,280
      76,000     Jack Henry & Associates, Inc.                        1,654,520
     152,000     Oracle Corp. *                                       2,696,480
      46,000     Paychex, Inc.                                        1,695,100
      32,000     SEI Investments Co.                                  1,798,080
                                                                   ------------
                                                                     13,066,780
                 DIVERSIFIED COMPANIES  (4.2%)
      37,000     Acuity Brands, Inc.                                  1,679,800
      39,000     Honeywell International, Inc.                        1,595,100
     105,000     Kadant, Inc. *                                       2,578,800
      58,000     McDermott International, Inc. *                      2,424,400
                                                                   ------------
                                                                      8,278,100
                 DRUG  (3.9%)
      23,000     Covance, Inc. *                                      1,526,740
      65,000     Immucor, Inc. *                                      1,456,650
     111,000     LifeCell Corp. *                                     3,576,420
      50,000     Schering-Plough Corp.                                1,104,500
                                                                   ------------
                                                                      7,664,310
                 E-COMMERCE  (2.4%)
      93,000     Akamai Technologies, Inc. *                          4,649,070
                 EDUCATIONAL SERVICES  (0.7%)
      40,000     PAREXEL International Corp. *                        1,323,600
                 ELECTRICAL EQUIPMENT  (3.1%)
      43,000     Belden CDT, Inc.                                     1,643,890
      32,000     Garmin Ltd.                                          1,560,960
      47,000     General Cable Corp. *                                1,795,870
      23,000     Trimble Navigation Ltd. *                            1,082,840
                                                                   ------------
                                                                      6,083,560
                 ELECTRICAL UTILITY - CENTRAL  (0.8%)
      25,000     TXU Corp.                                            1,563,000
                 ELECTRICAL UTILITY - EAST  (0.5%)
      25,000     Allegheny Energy, Inc. *                             1,004,250
                 ELECTRONICS  (4.4%)
      76,500     Benchmark Electronics, Inc. *                        2,056,320
     160,000     KEMET Corp. *                                        1,291,200
      45,000     Molex, Inc.                                          1,753,650
     115,000     Technitrol, Inc.                                     3,432,750
                                                                   ------------
                                                                      8,533,920
                 ENTERTAINMENT  (1.6%)
     100,000     Walt Disney Co. (The)                                3,091,000
                 FINANCIAL SERVICES - DIVERSIFIED  (0.8%)
      42,000     CNA Financial Corp. *                                1,512,840
                 FOOD PROCESSING  (1.3%)
      68,000     Archer-Daniels-Midland Co.                           2,575,840
                 FURNITURE/HOME FURNISHINGS  (2.5%)
     155,000     Kimball International, Inc. Class B                  2,991,500
     114,000     Tempur-Pedic International, Inc. *                   1,957,380
                                                                   ------------
                                                                      4,948,880
                 HEALTH CARE INFORMATION SYSTEMS  (0.8%)
     133,000     Emdeon Corp. *                                       1,557,430
                 HUMAN RESOURCES  (1.5%)
     107,000     Kelly Services, Inc. Class A                         2,932,870
                 INDUSTRIAL SERVICES  (2.8%)
      54,000     Amdocs Ltd. *                                        2,138,400
     100,000     Quanta Services, Inc. *                              1,686,000
     100,000     TeleTech Holdings, Inc. *                            1,563,000
                                                                   ------------
                                                                      5,387,400
                 INFORMATION SERVICES  (2.2%)
     119,000     Gartner, Inc. *                                      2,093,210
      55,000     Thomson Corp. (The)                                  2,216,500
                                                                   ------------
                                                                      4,309,710

                                                       The Value Line Fund, Inc.

--------------------------------------------------------------------------------
                                                              September 30, 2006
--------------------------------------------------------------------------------

   Shares                                                                Value
--------------------------------------------------------------------------------
                 MACHINERY  (1.9%)
      64,000     Gardner Denver, Inc. *                            $  2,117,120
      34,000     Manitowoc Company, Inc. (The)                        1,522,860
                                                                   ------------
                                                                      3,639,980
                 MEDICAL SERVICES  (0.8%)
      23,000     Humana, Inc. *                                       1,520,070
                 MEDICAL SUPPLIES  (3.0%)
      31,000     Digene Corp. *                                       1,337,650
      90,000     Illumina, Inc. *                                     2,973,600
      32,000     Stryker Corp.                                        1,586,880
                                                                   ------------
                                                                      5,898,130
                 METALS & MINING DIVERSIFIED  (2.7%)
      31,000     Alcan, Inc.                                          1,235,970
      17,000     Allegheny Technologies, Inc.                         1,057,230
     120,000     Brush Engineered Materials, Inc. *                   2,984,400
                                                                   ------------
                                                                      5,277,600
                 NATURAL GAS - DISTRIBUTION  (0.7%)
      55,000     Southern Union Co.                                   1,452,550
                 NATURAL GAS - DIVERSIFIED  (0.7%)
     100,000     El Paso Corp.                                        1,364,000
                 NEWSPAPER  (1.1%)
     105,000     News Corp. Class B                                   2,167,200
                 OFFICE EQUIPMENT & SUPPLIES  (0.6%)
      79,000     Xerox Corp. *                                        1,229,240
                 OILFIELD SERVICES/EQUIPMENT  (3.9%)
      37,000     Core Laboratories N.V. *                             2,360,600
     144,000     Global Industries Ltd. *                             2,240,640
     128,000     TETRA Technologies, Inc. *                           3,092,480
                                                                   ------------
                                                                      7,693,720
                 PETROLEUM - PRODUCING  (0.8%)
      33,000     Noble Energy, Inc.                                   1,504,470
                 PHARMACY SERVICES (0.7%)
      32,000     Walgreen Co.                                         1,420,480
                 PRECIOUS METALS  (0.8%)
      51,000     Agnico-Eagle Mines Ltd.                              1,587,630
                 PRECISION INSTRUMENT  (2.4%)
      60,000     II-VI, Inc. *                                        1,495,200
      80,000     Newport Corp. *                                      1,304,000
      95,000     Veeco Instruments, Inc. *                            1,914,250
                                                                   ------------
                                                                      4,713,450
                 RECREATION  (0.8%)
      24,000     Harley-Davidson, Inc.                                1,506,000

                 RETAIL - SPECIAL LINES  (7.7%)
      53,000     American Eagle Outfitters, Inc.                   $  2,322,990
      40,000     AnnTaylor Stores Corp. *                             1,674,400
      64,000     bebe stores, inc.                                    1,585,920
      95,000     Christopher & Banks Corp.                            2,800,600
      60,000     Gymboree Corp. (The) *                               2,530,800
      45,000     NBTY, Inc. *                                         1,317,150
     110,000     PC Connection, Inc. *                                1,270,500
      48,000     Sotheby's                                            1,547,520
                                                                   ------------
                                                                     15,049,880
                 RETAIL STORE  (5.3%)
     163,000     Big Lots, Inc. *                                     3,229,030
      67,000     Dillard's, Inc. Class A                              2,192,910
      27,000     J.C. Penney Company, Inc.                            1,846,530
      48,000     Kohl's Corp. *                                       3,116,160
                                                                   ------------
                                                                     10,384,630
                 SECURITIES BROKERAGE  (1.6%)
      43,000     Morgan Stanley                                       3,135,130
                 SEMICONDUCTOR  (1.7%)
     120,000     Integrated Device Technology, Inc. *                 1,927,200
     250,000     TriQuint Semiconductor, Inc. *                       1,300,000
                                                                   ------------
                                                                      3,227,200
                 SEMICONDUCTOR - EQUIPMENT  (0.8%)
      51,000     ATMI, Inc. *                                         1,482,570
                 SHOE  (1.2%)
      58,000     Steven Madden Ltd.                                   2,275,920
                 TELECOMMUNICATION SERVICES  (2.9%)
      83,000     AT&T, Inc.                                           2,702,480
      30,000     BT Group PLC ADR                                     1,517,100
     175,000     Qwest Communications International, Inc. *           1,526,000
                                                                   ------------
                                                                      5,745,580
                 TELECOMMUNICATIONS EQUIPMENT  (0.8%)
      80,000     Nokia Corp. ADR                                      1,575,200
                 WIRELESS NETWORKING  (1.0%)
      18,000     Research In Motion Ltd. *                            1,847,880

                 TOTAL COMMON STOCK AND TOTAL INVESTMENT
                   SECURITIES  (97.2%)
                   (Cost $179,810,295)                              189,900,010
                                                                   ------------

 Principal
   Amount                                                             Value
--------------------------------------------------------------------------------
REPURCHASE AGREEMENTS (1) (3.1%)
$  3,000,000     With Morgan Stanley & Co., 4.90%, dated
                   9/29/06, due 10/2/06, delivery value
                   $3,001,225 (collateralized by $3,040,000
                   U.S. Treasury Notes 4.25%, due 10/15/10,
                   with a value of $3,061,902)                        3,000,000

                                                       The Value Line Fund, Inc.

--------------------------------------------------------------------------------
Schedule of Investments (unaudited)
--------------------------------------------------------------------------------

 Principal
   Amount                                                             Value
--------------------------------------------------------------------------------
$  3,100,000     With UBS Securities, LLC, 4.95%, dated 9/29/06,
                   due 10/2/06, delivery value $3,101,279
                   (collateralized by $2,709,000 U.S. Treasury
                   Notes 6.25%, due 8/15/23, with a value of
                   $3,167,377)                                     $  3,100,000
                                                                   ------------

                 TOTAL REPURCHASE AGREEMENTS
                   (Cost $6,100,000)                                  6,100,000
                                                                   ------------
EXCESS OF LIABILITIES OVER CASH AND OTHER ASSETS  (-0.3%)              (527,365)
                                                                   ------------
NET ASSETS  (100%)                                                 $195,472,645
                                                                   ------------
NET ASSET VALUE OFFERING AND REDEMPTION PRICE,
  PER OUTSTANDING SHARE
  ($195,472,645 / 15,224,376 shares outstanding)                   $      12.84
                                                                   ------------

*     Non-income producing.
(1) The Fund's custodian takes possession of the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transaction, including accrued interest.
ADR   American Depositary Receipt

The Fund's unrealized appreciation/(depreciation) as of September 30, 2006 was as follows:
                                                               Total Net
                                                               Unrealized
Total Cost           Appreciation         Depreciation         Appreciation
--------------------------------------------------------------------------------
$185,910,295         $14,906,125          $(4,816,410)         $10,089,715

Item 2. Controls and Procedures.

(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in rule 30a-2(c) under the Act (17 CFR 270.30a-2(c) ) based on their evaluation of these controls and procedures as of the date within 90 days of filing date of this report, are approximately designed to ensure that material information relating to the registrant is made known to such officers and are operating effectively.

(b) The registrant's principal executive officer and principal financial officer have determined that there have been no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including corrective actions with regard to significant deficiencies and material weaknesses.

Item 3. Exhibits:

(a) Certifications of principal executive officer and principal financial officer of the registrant.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

By:         /s/ Jean B. Buttner
            --------------------------------
            Jean B. Buttner, President

Date:       November 27, 2006
            ------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:         /s/ Jean B. Buttner
            -------------------------------------------------------
            Jean B. Buttner, President, Principal Executive Officer

By:         /s/ Stephen R. Anastasio
            -------------------------------------------------------
            Stephen R. Anastasio, Treasurer, Principal Financial Officer

Date:       November 27, 2006
            ------------------------